NOTE 8 - LOAN PAYABLE (Tables)	3 Months Ended
Mar. 31, 2013
Payable Loans [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Within one year	$95,530
$95,530